SCHEDULE OF FAIR VALUE MEASUREMENT (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 175,041	$ 21,378
Marketable securities	13,944	14,415
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	175,041	21,378
Total cash and cash equivalents	175,041	21,378
Marketable securities	13,944	14,415
Total Investment	13,944	14,415
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	175,041	21,378
Total cash and cash equivalents	175,041	21,378
Marketable securities	13,944	14,415
Total Investment	13,944	14,415
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents
Total cash and cash equivalents
Marketable securities
Total Investment
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents
Total cash and cash equivalents
Marketable securities
Total Investment